General and Administrative (Schedule of General and Administrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and Administrative Expense [Abstract]
Salaries, fees and related expenses	$ 1,085	$ 2,545	$ 3,435
Professional services	1,115	2,139	2,596
Share-based compensation	216	1,084	2,763
Fees to Directors	284	258	231
Directors' and Officers' Insurance	538	648	1,084
Lease and maintenance	50	81	24
Other expenses	124	323	1,423
Total	$ 3,412	$ 7,078	$ 11,556